UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $129,047 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      318     6000 SH       SOLE                        0        0     6000
ADVENT SOFTWARE INC            COM              007974108      202     5585 SH       SOLE                        0        0     5585
AMERICAN INTL GROUP INC        COM              026874107      204     7700 SH       SOLE                        0        0     7700
APACHE CORP                    COM              037411105      597     4294 SH       SOLE                        0        0     4294
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      483        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      221       55 SH       SOLE                        0        0       55
BP PLC                         SPONSORED ADR    055622104      601     8643 SH       SOLE                        0        0     8643
CHEVRON CORP NEW               COM              166764100      768     7743 SH       SOLE                        0        0     7743
CISCO SYS INC                  COM              17275R102     1043    44837 SH       SOLE                        0        0    44837
CITIGROUP INC                  COM              172967101      239    14258 SH       SOLE                        0        0    14258
DISNEY WALT CO                 COM DISNEY       254687106      290     9300 SH       SOLE                        0        0     9300
DUKE REALTY CORP               COM NEW          264411505      944    42061 SH       SOLE                        0        0    42061
DYCOM INDS INC                 COM              267475101      201    13845 SH       SOLE                        0        0    13845
E M C CORP MASS                COM              268648102      393    26738 SH       SOLE                        0        0    26738
EATON VANCE INS NY MUN BD FD   COM              27827Y109      136    10000 SH       SOLE                        0        0    10000
EL PASO CORP                   COM              28336L109      546    25113 SH       SOLE                        0        0    25113
EXXON MOBIL CORP               COM              30231G102     1351    15324 SH       SOLE                        0        0    15324
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      203     1728 SH       SOLE                        0        0     1728
GENERAL ELECTRIC CO            COM              369604103      380    14245 SH       SOLE                        0        0    14245
GRACO INC                      COM              384109104      266     6987 SH       SOLE                        0        0     6987
ISHARES INC                    MSCI PAC J IDX   464286665     7682    56450 SH       SOLE                        0        0    56450
ISHARES INC                    MSCI AUSTRALIA   464286103      244     9229 SH       SOLE                        0        0     9229
ISHARES INC                    MSCI BRAZIL      464286400     2792    31271 SH       SOLE                        0        0    31271
ISHARES INC                    MSCI JAPAN       464286848      132    10579 SH       SOLE                        0        0    10579
ISHARES INC                    MSCI MEXICO      464286822     1988    34916 SH       SOLE                        0        0    34916
ISHARES TR                     LEHMAN SH TREA   464288679     1409    12790 SH       SOLE                        0        0    12790
ISHARES TR                     S&P SMLCAP 600   464287804     1280    21266 SH       SOLE                        0        0    21266
ISHARES TR                     RUSSELL MCP GR   464287481     1125    10629 SH       SOLE                        0        0    10629
ISHARES TR                     RUSL 2000 VALU   464287630     1700    26679 SH       SOLE                        0        0    26679
ISHARES TR                     RUSL 2000 GROW   464287648      622     8167 SH       SOLE                        0        0     8167
ISHARES TR                     RUSSELL1000GRW   464287614     5079    91946 SH       SOLE                        0        0    91946
ISHARES TR                     RUSSELL MIDCAP   464287499     5518    57583 SH       SOLE                        0        0    57583
ISHARES TR                     RUSSELL 1000     464287622     7156   101556 SH       SOLE                        0        0   101556
ISHARES TR                     CONS GOODS IDX   464287812      298     5387 SH       SOLE                        0        0     5387
ISHARES TR                     1-3 YR TRS BD    464287457      201     2425 SH       SOLE                        0        0     2425
ISHARES TR                     RUSSELL MCP VL   464287473     3882    30174 SH       SOLE                        0        0    30174
ISHARES TR                     MSCI EMERG MKT   464287234    11846    87284 SH       SOLE                        0        0    87284
ISHARES TR                     US TIPS BD FD    464287176      255     2367 SH       SOLE                        0        0     2367
ISHARES TR                     MSCI EAFE IDX    464287465     5435    79153 SH       SOLE                        0        0    79153
ISHARES TR                     RUSSELL1000VAL   464287598    12659   183329 SH       SOLE                        0        0   183329
ISHARES TR                     RUSSELL 3000     464287689      558     7445 SH       SOLE                        0        0     7445
ISHARES TR                     S&P 100 IDX FD   464287101     1963    33760 SH       SOLE                        0        0    33760
ISHARES TR                     S&P 500 VALUE    464287408      241     3806 SH       SOLE                        0        0     3806
ISHARES TR                     S&P EURO PLUS    464287861     8190    84245 SH       SOLE                        0        0    84245
ISHARES TR                     DJ SEL DIV INX   464287168     2910    59089 SH       SOLE                        0        0    59089
ISHARES TR                     S&P MIDCAP 400   464287507      757     9275 SH       SOLE                        0        0     9275
ISHARES TR                     RUSSELL 2000     464287655     1821    26375 SH       SOLE                        0        0    26375
ISHARES TR                     S&P LTN AM 40    464287390     8066    29332 SH       SOLE                        0        0    29332
ISHARES TR                     FTSE XNHUA IDX   464287184      406     3100 SH       SOLE                        0        0     3100
ISHARES TR                     LEHMAN AGG BND   464287226     5262    52407 SH       SOLE                        0        0    52407
JOHNSON & JOHNSON              COM              478160104      807    12542 SH       SOLE                        0        0    12542
JP MORGAN CHASE & CO           COM              46625h100      271     7903 SH       SOLE                        0        0     7903
KKR FINANCIAL HLDGS LLC        COM              48248A306      942    89722 SH       SOLE                        0        0    89722
LILLY ELI & CO                 COM              532457108     1571    34026 SH       SOLE                        0        0    34026
MERRILL LYNCH & CO INC         COM              590188108      257     8100 SH       SOLE                        0        0     8100
MIDCAP SPDR TR                 UNIT SER 1       595635103      325     2181 SH       SOLE                        0        0     2181
NYSE EURONEXT                  COM              629491101      246     4852 SH       SOLE                        0        0     4852
PHILIP MORRIS INTL INC         COM              718172109      203     4102 SH       SOLE                        0        0     4102
RAYONIER INC                   COM              754907103      345     8136 SH       SOLE                        0        0     8136
SCHLUMBERGER LTD               COM              806857108      306     2850 SH       SOLE                        0        0     2850
SEACOR HOLDINGS INC            COM              811904101     1723    19250 SH       SOLE                        0        0    19250
SPDR TR                        UNIT SER 1       78462F103     1543    12055 SH       SOLE                        0        0    12055
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      235     5000 SH       SOLE                        0        0     5000
SYSCO CORP                     COM              871829107      275    10000 SH       SOLE                        0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      227     4950 SH       SOLE                        0        0     4950
UST INC                        COM              902911106      337     6166 SH       SOLE                        0        0     6166
VANGUARD INDEX FDS             VALUE ETF        922908744      280     4998 SH       SOLE                        0        0     4998
VANGUARD INDEX FDS             SMALL CP ETF     922908751      550     8792 SH       SOLE                        0        0     8792
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      553     9502 SH       SOLE                        0        0     9502
VANGUARD INDEX FDS             MID CAP ETF      922908629      248     3550 SH       SOLE                        0        0     3550
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      688    14331 SH       SOLE                        0        0    14331
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2587    48758 SH       SOLE                        0        0    48758
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      214     4580 SH       SOLE                        0        0     4580
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     3451    52968 SH       SOLE                        0        0    52968